Non-current assets held for sale	12 Months Ended
Dec. 31, 2021
Non-current assets held for sale

10.	Non-current assets held for sale

At December 31, 2021, 2020 and 2019, the total amount of assets held for sale includes foreclosed assets and other tangible assets. The change in the "Assets held for sale" is as follows:

Thousand of reais	2021	2020	2019

Balance at beginning of year	1,362,602	1,580,496	1,598,367
Loan repayments - repossession of assets	235,904	445,173	735,864
Capital Increase in Companies held for sale (1)	66,197	-	55,245
Sales	(599,283)	(663,067)	(808,980)
Final balance, gross	1,065,420	1,362,602	1,580,496
Impairment losses (2)	(249,075)	(269,693)	(255,161)
Impairment as a percentage of foreclosed assets	23.38%	19.79%	16.14%
Balance at end of year	816,345	1,092,909	1,325,335
(1)	On September 20, 2019, Santander Holding Imobiliária completed the acquisition of the company Summer Empreendimentos Ltda. (“Summer”), whose main asset is a branch located on Avenida Faria Lima in the city of São Paulo, for the amount of R$45,245. Upon completion of the transaction, a structured plan for the sale of this company to a third party in the short term was formalized. In December 2019, Santander Holding Imobiliária carried out a capital increase in Summer in the amount of R$10,000.

(2)	In 2021, includes the amount of R$182,448 (2020 – R$24,751 and 2019 – R$251,945) of reversal of provisions for devaluations on real estate and R$2,194 (2020 - R$122) of provisions for devaluations on vehicles , based on appraisal reports prepared by a specialized external consultancy, accounted for as a provision for impairment losses.